SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment loss on intangible assets		$ 3,927	$ 5,730,579
Impairment loss on goodwill		20,255,242	2,998,317
Impairment loss on cost method investment			1,509,912
Charges related to allowance for credit losses	5,626	222,007	45,857
Government subsidies	301,359	319,319	337,663
Advertising expenses	$ 5,802,006	$ 1,465,272	$ 1,097,040
Minimum [Member]
Service fees paid, percent	15.00%	15.00%
Maximum [Member]
Service fees paid, percent	60.00%	70.00%